Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Aug. 27, 2014
Document Effective Date	Aug. 30, 2014
Prospectus Date	Aug. 30, 2014
SiM Dynamic Allocation Equity Income Fund | Class A
Risk/Return:
Trading Symbol	SDEAX